Eaton Vance

Greater China Growth Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
China — 63.6%
Food Products — 13.6%
China Mengniu Dairy Co., Ltd.	731,000	$2,666,812
Dali Foods Group Co., Ltd.(1)	4,284,500	3,074,147
Foshan Haitian Flavouring & Food Co., Ltd., Class A	94,900	1,371,154
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	876,643	3,800,971
Tingyi (Cayman Islands) Holding Corp.	2,074,000	3,371,444

		$14,284,528

Gas Utilities — 4.1%
China Resources Gas Group, Ltd.	900,000	$4,315,326

		$4,315,326

Health Care Equipment & Supplies — 1.2%
AK Medical Holdings, Ltd.(1)	2,552,000	$1,253,274

		$1,253,274

Health Care Providers & Services — 3.1%
Sinopharm Group Co., Ltd., Class H	872,400	$3,269,960

		$3,269,960

Health Care Technology — 1.9%
Ping An Healthcare and Technology Co., Ltd.(1)(2)	450,500	$2,021,517

		$2,021,517

Hotels, Restaurants & Leisure — 2.5%
Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	1,495,000	$2,171,587
Yum China Holdings, Inc.	11,367	454,794

		$2,626,381

Household Durables — 6.2%
Haier Electronics Group Co., Ltd.	1,445,000	$3,694,527
Zhejiang Supor Co., Ltd., Class A	272,925	2,819,590

		$6,514,117

Insurance — 7.8%
China Pacific Insurance (Group) Co., Ltd., Class H	610,200	$2,260,883
Ping An Insurance (Group) Co. of China, Ltd., Class H	532,500	5,908,730

		$8,169,613

Interactive Media & Services — 8.7%
Tencent Holdings, Ltd.	220,200	$9,181,817

		$9,181,817

Security	Shares	Value
IT Services — 3.1%
TravelSky Technology, Ltd., Class H	1,569,000	$3,251,818

		$3,251,818

Personal Products — 0.8%
Hengan International Group Co., Ltd.	118,000	$868,212

		$868,212

Pharmaceuticals — 0.6%
Sino Biopharmaceutical, Ltd.	654,500	$660,187

		$660,187

Real Estate Management & Development — 2.9%
China Overseas Land & Investment, Ltd.	878,000	$3,042,130

		$3,042,130

Textiles, Apparel & Luxury Goods — 4.2%
ANTA Sports Products, Ltd.	713,000	$4,390,855

		$4,390,855

Wireless Telecommunication Services — 2.9%
China Mobile, Ltd.	354,500	$3,096,542

		$3,096,542

Total China (identified cost $48,808,333)		$66,946,277

Hong Kong — 25.1%
Capital Markets — 4.1%
Hong Kong Exchanges and Clearing, Ltd.	136,121	$4,332,611

		$4,332,611

Equity Real Estate Investment Trusts (REITs) — 4.2%
Link REIT	372,500	$4,457,327

		$4,457,327

Food & Staples Retailing — 1.3%
Dairy Farm International Holdings, Ltd.	174,373	$1,331,093

		$1,331,093

Food Products — 1.1%
Vitasoy International Holdings, Ltd.	226,000	$1,211,169

		$1,211,169

Hotels, Restaurants & Leisure — 2.7%
Sands China, Ltd.	634,400	$2,875,011

		$2,875,011

Security	Shares	Value
Insurance — 8.7%
AIA Group, Ltd.	969,800	$9,110,497

		$9,110,497

Real Estate Management & Development — 2.1%
CK Asset Holdings, Ltd.	303,856	$2,199,135

		$2,199,135

Textiles, Apparel & Luxury Goods — 0.9%
Samsonite International SA(1)	443,400	$909,413

		$909,413

Total Hong Kong (identified cost $16,302,122)		$26,426,256

Taiwan — 11.2%
Banks — 1.5%
CTBC Financial Holding Co., Ltd.	2,329,881	$1,546,595

		$1,546,595

Electronic Equipment, Instruments & Components — 1.0%
Largan Precision Co., Ltd.	9,000	$1,072,369

		$1,072,369

Food & Staples Retailing — 3.1%
President Chain Store Corp.	335,000	$3,194,364

		$3,194,364

Insurance — 1.2%
Cathay Financial Holding Co., Ltd.	994,929	$1,285,172

		$1,285,172

Multiline Retail — 1.4%
Poya International Co., Ltd.	123,462	$1,460,479

		$1,460,479

Semiconductors & Semiconductor Equipment — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	428,839	$3,169,268

		$3,169,268

Total Taiwan (identified cost $8,346,057)		$11,728,247

Total Common Stocks — 99.9% (identified cost $73,456,512)		$105,100,780

Other Assets, Less Liabilities — 0.1%		$123,940

Net Assets — 100.0%		$105,224,720

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2019, the aggregate value of these securities is $9,429,938 or 9.0% of the Fund’s net assets.

(2)	Non-income producing security.

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$—	$12,278,359		$—	$12,278,359
Consumer Discretionary	454,794	18,321,462		—	18,776,256
Consumer Staples	—	20,889,366		—	20,889,366
Financials	—	24,444,488		—	24,444,488
Health Care	—	7,204,938		—	7,204,938
Information Technology	—	7,493,455		—	7,493,455
Real Estate	—	9,698,592		—	9,698,592
Utilities	—	4,315,326		—	4,315,326
Total Common Stocks	$454,794	$104,645,986	*	$—	$105,100,780
Total Investments	$454,794	$104,645,986		$—	$105,100,780

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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